Shareholder Report, Line Graph (Details) 193292_Huber Small Cap Value Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 19,032	$ 15,588	$ 16,160	$ 15,839	$ 9,417	$ 12,235	$ 11,332	$ 11,521	$ 9,487	$ 10,000	$ 18,838
Bloomberg US 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 2000 Total Return Index
Accumulated Value	22,337	16,570	18,080	22,194	14,123	14,010	13,577	13,221	10,463	10,000	$ 25,021
Bloomberg US 2000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg US 2000 Value Total Return Index
Accumulated Value	$ 22,550	$ 17,085	$ 18,258	$ 19,947	$ 11,542	$ 12,976	$ 13,111	$ 13,305	$ 10,802	$ 10,000	$ 23,940